Offsetting of financial assets and financial liabilities	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Offsetting of financial assets and financial liabilities

15	Financial investments

Carrying amount of financial investments
		2017	2016
	Footnote	$m	$m
Available for sale securities at fair value		336,157	389,874
– treasury and other eligible bills		78,851	99,226
– debt securities		253,389	285,981
– equity securities		3,917	4,667
Held to maturity securities at amortised cost		52,919	46,923
– debt securities	1	52,919	46,923
At 31 Dec		389,076	436,797

1	Fair value $54.1bn (2016: $47.2bn).

Financial investments at amortised cost and fair value
		2017		2016
		Amortised cost	Fair value[1]	Amortised cost	Fair value[1]
	Footnotes	$m	$m	$m	$m
US Treasury		41,427	41,274	57,135	56,625
US Government agencies	2	18,691	18,494	15,790	15,682
US Government sponsored entities	2	10,998	11,033	14,397	14,442
UK Government		17,817	18,538	27,506	28,480
Hong Kong Government		52,269	52,252	62,500	62,475
Other governments		134,766	136,414	140,943	142,594
Asset-backed securities	3	6,187	5,781	10,246	9,392
Corporate debt and other securities		99,136	102,540	100,180	102,741
Equities		2,989	3,917	3,042	4,667
At 31 Dec		384,280	390,243	431,739	437,098

1	Included within ‘fair value’ figures are debt securities issued by banks and other financial institutions of $67bn (2016: $69bn), of which $15bn (2016: $20bn) are guaranteed by various governments.

2	Includes securities that are supported by an explicit guarantee issued by the US Government.

3	Excludes asset-backed securities included under US Government agencies and sponsored entities.

Maturities of investments in debt securities at their carrying amount
	1 year or less	5 years or less but over 1 year	10 years or less but over 5 years	Over 10 years	Total
	$m	$m	$m	$m	$m
Available for sale	63,896	122,113	37,292	30,088	253,389
Held to maturity	3,731	9,406	13,482	26,300	52,919
At 31 Dec 2017	67,627	131,519	50,774	56,388	306,308

Available for sale	64,155	142,700	45,385	33,741	285,981
Held to maturity	2,502	10,210	10,348	23,863	46,923
At 31 Dec 2016	66,657	152,910	55,733	57,604	332,904

Contractual maturities and weighted average yields of investment debt securities
	1 year or less		5 years or less but over 1 year		10 years or less but over 5 years		Over 10 years
	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
	$m	%	$m	%	$m	%	$m	%
Available for sale
US Treasury	3,981	1.1	16,213	1.9	15,806	2.0	3,318	3.1
US Government agencies	50	1.9	129	2.2	19	3.8	7,924	2.6
US Government-sponsored agencies	148	3.5	2,759	3.0	1,965	2.6	2,733	2.7
UK Government	636	0.2	6,970	0.9	6,552	0.8	—	—
Hong Kong Government	216	0.8	1,014	1.3	—	—	—	—
Other governments	45,337	1.8	57,441	2.7	7,429	3.0	1,678	3.4
Asset-backed securities	26	7.8	28	5.5	271	1.7	5,858	2.9
Corporate debt and other securities	13,613	1.7	35,598	1.9	4,043	2.6	7,779	3.9
Total amortised cost at 31 Dec 2017	64,007		120,152		36,085		29,290
Total carrying value	63,896		122,113		37,292		30,088
Held to maturity
US Treasury	41	5.0	22	4.7	49	4.9	130	4.2
US Government agencies	—	—	21	4.0	27	2.5	10,519	2.4
US Government-sponsored agencies	—	—	322	2.4	325	2.8	2,747	2.9
Hong Kong Government	227	0.5	28	2.6	13	1.2	7	1.4
Other governments	108	4.7	240	4.0	198	3.7	847	4.3
Asset-backed securities	—	—	—	—	—	—	4	6.7
Corporate debt and other securities	3,355	3.7	8,773	3.4	12,870	3.3	12,046	3.9
Total amortised cost at 31 Dec 2017	3,731		9,406		13,482		26,300
Total carrying value	3,731		9,406		13,482		26,300
The maturity distributions of ABSs are presented in the above table on the basis of contractual maturity dates. The weighted average yield for each range of maturities is calculated by dividing the annualised interest income for the year ended 31 December 2017 by the book amount of available-for-sale debt securities at that date. The yields do not include the effect of related derivatives.

23	Financial liabilities designated at fair value

HSBC
	2017	2016
	$m	$m
Deposits by banks and customer accounts	145	135
Liabilities to customers under investment contracts	5,635	6,002
Debt securities in issue (Note 24)	64,359	57,112
Subordinated liabilities (Note 27)	23,831	23,172
Preferred securities (Note 27)	459	411
At 31 Dec	94,429	86,832
The carrying amount of financial liabilities designated at fair value was $5,343m more than the contractual amount at maturity (2016: $4,413m more). The cumulative own credit loss recognised was $4,107m (2016: loss of $1,672m).

HSBC Holdings
	2017	2016
	$m	$m
Debt securities in issue (Note 24)	17,496	16,766
Subordinated liabilities (Note 27)	13,394	13,347
At 31 Dec	30,890	30,113
The carrying amount of financial liabilities designated at fair value was $3,370m more than the contractual amount at maturity
(2016: $2,681m more). The cumulative amount of change in fair value attributable to changes in credit risk was a loss of
$2,209m (2016: loss of $1,202m).

28	Maturity analysis of assets, liabilities and off-balance sheet commitments
The table on page 272 provides an analysis of consolidated total assets, liabilities and off-balance sheet commitments by residual contractual maturity at the balance sheet date. These balances are included in the maturity analysis as follows:

•
Trading assets and liabilities (including trading derivatives but excluding reverse repos, repos and debt securities in issue) are included in the ‘Due not more than 1 month’ time bucket, because trading balances are typically held for short periods of time.

•
Financial assets and liabilities with no contractual maturity (such as equity securities) are included in the ‘Due over 5 years’ time bucket. Undated or perpetual instruments are classified based on the contractual notice period which the counterparty of the instrument is entitled to give. Where there is no contractual notice period, undated or perpetual contracts are included in the ‘Due over 5 years’ time bucket.

•	Non-financial assets and liabilities with no contractual maturity are included in the ‘Due over 5 years’ time bucket.

•
Financial instruments included within assets and liabilities of disposal groups held for sale are classified on the basis of the contractual maturity of the underlying instruments and not on the basis of the disposal transaction.

•
Liabilities under insurance contracts are included in the ‘Due over 5 years’ time bucket. Liabilities under investment contracts are classified in accordance with their contractual maturity. Undated investment contracts are included in the ‘Due over 5 years’ time bucket, however, such contracts are subject to surrender and transfer options by the policyholders.

•
Loan and other credit-related commitments are classified on the basis of the earliest date they can be drawn down. Application of this policy throughout the Group was improved in 2017, and therefore comparative information has been represented.

HSBC

Maturity analysis of assets, liabilities and off-balance sheet commitments
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	180,624	—	—	—	—	—	—	—	180,624
Items in the course of collection from other banks	6,628	—	—	—	—	—	—	—	6,628
Hong Kong Government certificates of indebtedness	34,186	—	—	—	—	—	—	—	34,186
Trading assets	284,781	1,432	642	—	1,140	—	—	—	287,995
Financial assets designated at fair value	612	93	230	162	197	556	2,068	25,546	29,464
Derivatives	218,103	162	97	124	42	234	592	464	219,818
Loans and advances to banks	61,968	10,665	4,212	2,344	1,502	5,799	2,491	1,412	90,393
Loans and advances to customers	195,577	65,469	49,860	34,107	37,176	93,065	218,784	268,926	962,964
– personal	42,593	9,126	8,483	7,441	7,492	23,552	61,238	214,837	374,762
– corporate and commercial	124,669	50,532	36,046	22,932	26,577	61,785	144,451	49,762	516,754
– financial	28,315	5,811	5,331	3,734	3,107	7,728	13,095	4,327	71,448
Reverse repurchase agreements – non-trading	144,244	30,289	7,951	2,194	3,960	1,072	4,598	7,245	201,553
Financial investments	31,981	51,487	31,634	13,446	17,647	40,582	90,366	111,933	389,076
Accrued income and other financial assets	19,259	5,795	2,050	358	411	652	513	2,046	31,084
Financial assets at 31 Dec 2017	1,177,963	165,392	96,676	52,735	62,075	141,960	319,412	417,572	2,433,785
Non-financial assets	—	—	—	—	—	—	—	87,986	87,986
Total assets at 31 Dec 2017	1,177,963	165,392	96,676	52,735	62,075	141,960	319,412	505,558	2,521,771
Off-balance sheet commitments received
Loan and other credit-related commitments	2,431	—	3,335	—	—	133	—	—	5,899
Financial liabilities
Hong Kong currency notes in circulation	34,186	—	—	—	—	—	—	—	34,186
Deposits by banks	56,829	1,961	1,097	616	157	361	7,393	1,508	69,922
Customer accounts[1]	1,269,003	44,129	21,596	11,570	10,757	4,527	2,257	623	1,364,462
– personal	648,040	22,938	13,489	6,810	5,727	2,753	1,557	119	701,433
– corporate and commercial	458,937	16,496	6,983	3,712	3,970	1,705	641	451	492,895
– financial	162,026	4,695	1,124	1,048	1,060	69	59	53	170,134
Repurchase agreements – non-trading	113,208	14,042	1,592	160	—	—	1,000	—	130,002
Items in the course of transmission to other banks	6,850	—	—	—	—	—	—	—	6,850
Trading liabilities	145,028	2,026	2,177	2,130	3,077	5,038	12,814	12,071	184,361
Financial liabilities designated at fair value	80	281	2,094	271	2,798	4,215	22,468	62,222	94,429
– debt securities in issue: covered bonds	—	—	—	209	—	212	2,494	1,654	4,569
– debt securities in issue: unsecured	55	95	2,087	62	2,797	1,654	19,505	33,535	59,790
– subordinated liabilities and preferred securities	—	—	—	—	—	2,349	459	21,482	24,290
– other	25	186	7	—	1	—	10	5,551	5,780
Derivatives	213,011	79	141	140	202	504	1,107	1,637	216,821
Debt securities in issue	6,081	6,295	5,228	5,795	9,240	6,725	22,767	2,415	64,546
– covered bonds	—	—	—	—	1	3	10	34	48
– otherwise secured	3,479	4	—	—	1,000	1,100	914	1,193	7,690
– unsecured	2,602	6,291	5,228	5,795	8,239	5,622	21,843	1,188	56,808
Accruals and other financial liabilities	18,009	9,547	2,798	749	717	1,007	1,569	938	35,334
Subordinated liabilities	—	1,918	73	36	132	273	3,595	13,799	19,826
Total financial liabilities at 31 Dec 2017	1,862,285	80,278	36,796	21,467	27,080	22,650	74,970	95,213	2,220,739
Non-financial liabilities	—	—	—	—	—	—	—	103,161	103,161
Total liabilities at 31 Dec 2017	1,862,285	80,278	36,796	21,467	27,080	22,650	74,970	198,374	2,323,900
Off-balance sheet commitments given
Loan and other credit-related commitments	628,070	38,736	3,310	1,777	4,087	3,436	3,824	2,349	685,589
– personal	187,545	2,001	340	343	1,583	1,033	952	513	194,310
– corporate and commercial	388,778	32,011	2,782	1,322	2,309	2,403	2,804	1,716	434,125
– financial	51,747	4,724	188	112	195	—	68	120	57,154

Maturity analysis of assets, liabilities and off-balance sheet commitments (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	128,009	—	—	—	—	—	—	—	128,009
Items in the course of collection from other banks	5,003	—	—	—	—	—	—	—	5,003
Hong Kong Government certificates of indebtedness	31,228	—	—	—	—	—	—	—	31,228
Trading assets	232,550	758	230	415	1,172	—	—	—	235,125
Financial assets designated at fair value	176	182	75	178	363	749	2,486	20,547	24,756
Derivatives	287,749	149	207	96	110	704	1,056	801	290,872
Loans and advances to banks	59,636	13,404	4,494	2,375	1,765	2,879	2,298	1,275	88,126
Loans and advances to customers	167,531	61,693	47,664	30,115	30,362	85,144	192,787	246,208	861,504
– personal	39,295	7,812	6,723	5,928	6,799	22,664	53,620	194,985	337,826
– corporate and commercial	108,906	48,333	35,180	21,317	19,573	54,739	126,890	45,271	460,209
– financial	19,330	5,548	5,761	2,870	3,990	7,741	12,277	5,952	63,469
Reverse repurchase agreements – non-trading	115,942	25,525	10,378	5,220	2,350	479	1,080	—	160,974
Financial investments	36,932	59,826	30,403	16,800	19,564	50,255	104,933	118,084	436,797
Accrued income and other financial assets	16,885	8,050	1,737	407	462	421	1,033	1,907	30,902
Financial assets at 31 Dec 2016	1,081,641	169,587	95,188	55,606	56,148	140,631	305,673	388,822	2,293,296
Non-financial assets	—	—	—	—	—	—	—	81,690	81,690
Total assets at 31 Dec 2016	1,081,641	169,587	95,188	55,606	56,148	140,631	305,673	470,512	2,374,986
Off-balance sheet commitments received
Loan and other credit-related commitments	2,813	—	2,050	—	—	110	—	—	4,973
Financial liabilities
Hong Kong currency notes in circulation	31,228	—	—	—	—	—	—	—	31,228
Deposits by banks	46,306	4,075	2,085	665	489	422	4,842	1,055	59,939
Customer accounts[1]	1,180,641	45,245	19,187	10,277	8,325	4,709	3,500	502	1,272,386
– personal	590,654	22,222	12,024	5,823	4,786	3,484	2,483	121	641,597
– corporate and commercial	436,666	17,460	6,178	3,951	3,082	1,200	967	360	469,864
– financial	153,321	5,563	985	503	457	25	50	21	160,925
Repurchase agreements – non-trading	82,330	2,707	2,871	50	—	—	1,000	—	88,958
Items in the course of transmission to other banks	5,977	—	—	—	—	—	—	—	5,977
Trading liabilities	121,707	2,053	1,423	1,845	3,013	6,219	9,010	8,421	153,691
Financial liabilities designated at fair value	1,659	958	1,396	3	1,701	5,046	17,989	58,080	86,832
– debt securities in issue: covered bonds	1,587	—	303	—	—	207	1,348	2,558	6,003
– debt securities in issue: unsecured	25	15	1,091	3	1,700	4,839	14,056	29,380	51,109
– subordinated liabilities and preferred securities	—	—	—	—	—	—	2,578	21,005	23,583
– other	47	943	2	—	1	—	7	5,137	6,137
Derivatives	274,965	39	39	112	273	506	1,471	2,414	279,819
Debt securities in issue	4,708	8,598	8,280	5,996	4,610	10,953	19,432	3,338	65,915
– covered bonds	—	—	1	71	1	3	24	26	126
– otherwise secured	3,207	823	893	114	329	1,882	2,680	1,181	11,109
– unsecured	1,501	7,775	7,386	5,811	4,280	9,068	16,728	2,131	54,680
Accruals and other financial liabilities	19,052	8,172	2,392	833	519	885	1,299	568	33,720
Subordinated liabilities	12	—	143	61	497	1,788	5,056	13,427	20,984
Total financial liabilities at 31 Dec 2016	1,768,585	71,847	37,816	19,842	19,427	30,528	63,599	87,805	2,099,449
Non-financial liabilities	—	—	—	—	—	—	—	92,959	92,959
Total liabilities at 31 Dec 2016	1,768,585	71,847	37,816	19,842	19,427	30,528	63,599	180,764	2,192,408
Off-balance sheet commitments given
Loan and other credit-related commitments	609,923	29,752	3,010	1,897	3,253	2,514	4,280	1,214	655,843
– personal	177,462	1,835	89	262	1,896	1,114	747	405	183,810
– corporate and commercial	366,573	26,650	2,839	1,350	904	996	3,410	754	403,476
– financial	65,888	1,267	82	285	453	404	123	55	68,557

1	‘Customer accounts’ includes $386,417m (2016: $343,782m) insured by guarantee schemes.
HSBC Holdings

Maturity analysis of assets, liabilities and off-balance sheet commitments
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	1,985	—	—	—	—	—	—	—	1,985
Derivatives	1,952	—	—	—	—	80	—	356	2,388
Loans and advances to HSBC undertakings	4,861	13,039	3,145	5	2	1,134	29,560	24,881	76,627
Loans and advances to HSBC undertakings designated at fair value		—	—	—	—	—	2,411	9,533	11,944
Financial investments in HSBC undertakings	17	3	—	—	—	—	1,798	2,446	4,264
Accrued income and other financial assets	—	4	—	—	—	—	—	123	127
Total financial assets at 31 Dec 2017	8,815	13,046	3,145	5	2	1,214	33,769	37,339	97,335
Non-financial assets	—	—	—	—	—	—	—	94,399	94,399
Total assets at 31 Dec 2017	8,815	13,046	3,145	5	2	1,214	33,769	131,738	191,734
Financial liabilities
Amounts owed to HSBC undertakings	120	2,405	46	—	—	—	—	—	2,571
Financial liabilities designated at fair value	—	—	—	—	—	2,349	11,491	17,050	30,890
– debt securities in issue	—	—	—	—	—	—	11,491	6,005	17,496
– subordinated liabilities and preferred securities	—	—	—	—	—	2,349	—	11,045	13,394
Derivatives	2,008	—	—	—	—	110	183	781	3,082
Debt securities in issue	—	—	—	—	1,081	—	10,354	22,823	34,258
Accruals and other financial liabilities	439	395	157	39	7	3	1	11	1,052
Subordinated liabilities	—	1,918	—	—	—	—	—	13,959	15,877
Total financial liabilities at 31 Dec 2017	2,567	4,718	203	39	1,088	2,462	22,029	54,624	87,730
Non-financial liabilities	—	—	—	—	—	—	—	217	217
Total liabilities at 31 Dec 2017	2,567	4,718	203	39	1,088	2,462	22,029	54,841	87,947
Off-balance sheet commitments given
Undrawn formal standby facilities, credit lines and other commitments to lend	—	—	—	—	—	—	—	—	—

Maturity analysis of assets, liabilities and off-balance sheet commitments (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	247	—	—	—	—	—	—	—	247
Derivatives	1,702	—	—	—	—	—	93	353	2,148
Loans and advances to HSBC undertakings	16,372	—	—	—	—	167	14,204	46,678	77,421
Financial investments in HSBC undertakings	40	2	—	—	—	—	838	2,710	3,590
Accrued income and other financial assets	12	—	—	—	—	—	—	107	119
Total financial assets at 31 Dec 2016	18,373	2	—	—	—	167	15,135	49,848	83,525
Non-financial assets	—	—	—	—	—	—	—	97,273	97,273
Total assets at 31 Dec 2016	18,373	2	—	—	—	167	15,135	147,121	180,798
Financial liabilities
Amounts owed to HSBC undertakings	2,052	—	—	—	—	—	105	—	2,157
Financial liabilities designated at fair value	—	—	—	—	—	2,167	5,845	22,101	30,113
– debt securities in issue	—	—	—	—	—	—	5,845	10,921	16,766
– subordinated liabilities and preferred securities	—	—	—	—	—	2,167	—	11,180	13,347
Derivatives	3,841	—	—	—	—	—	592	592	5,025
Debt securities in issue	—	—	—	—	—	953	4,822	16,030	21,805
Accruals and other financial liabilities	75	1,268	142	22	—	—	—	—	1,507
Subordinated liabilities	—	—	—	—	—	1,693	—	13,496	15,189
Total financial liabilities at 31 Dec 2016	5,968	1,268	142	22	—	4,813	11,364	52,219	75,796
Non-financial liabilities	—	—	—	—	—	—	—	144	144
Total liabilities at 31 Dec 2016	5,968	1,268	142	22	—	4,813	11,364	52,363	75,940
Off-balance sheet commitments given
Undrawn formal standby facilities, credit lines and other commitments to lend	—	—	—	—	—	—	—	—	—

29	Offsetting of financial assets and financial liabilities
The ‘Amounts not set off in the balance sheet’ include transactions where:

•
the counterparty has an offsetting exposure with HSBC and a master netting or similar arrangement is in place with a right to set off only in the event of default, insolvency or bankruptcy, or the offset criteria are otherwise not satisfied; and

•	in the case of derivatives and reverse repurchase/repurchase, stock borrowing/lending and similar agreements, cash and non-cash collateral has been received/pledged.
For risk management purposes, the net amounts of loans and advances to customers are subject to limits, which are monitored and the relevant customer agreements are subject to review and updated, as necessary, to ensure that the legal right to set off remains appropriate.

Offsetting of financial assets and financial liabilities
		Amounts subject to enforceable netting arrangements							Amounts not subject to enforceable netting arrangements[5]	Total
					Amounts not set off in the balance sheet
		Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments	Non-cash collateral	Cash collateral	Net amount
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Derivatives (Note 14)	1	322,422	(110,425)	211,997	(156,088)	(11,092)	(37,302)	7,515	7,821	219,818
Reverse repos, stock borrowing and similar agreements classified as:	2
– trading assets		15,893	—	15,893	(430)	(15,462)	—	1	1,227	17,120
– non-trading assets		265,666	(105,776)	159,890	(3,714)	(155,973)	(49)	154	41,663	201,553
Loans and advances to customers	3	42,091	(10,424)	31,667	(26,390)	—	(181)	5,096	619	32,286
At 31 Dec 2017		646,072	(226,625)	419,447	(186,622)	(182,527)	(37,532)	12,766	51,330	470,777

Derivatives (Note 14)	1	387,999	(106,555)	281,444	(210,067)	(11,647)	(40,188)	19,542	9,428	290,872
Reverse repos, stock borrowing and similar agreements classified as:	2
– trading assets		9,859	—	9,859	(475)	(9,383)	—	1	348	10,207
– non-trading assets		222,485	(87,929)	134,556	(4,779)	(129,373)	(215)	189	26,418	160,974
Loans and advances to customers	3	46,296	(14,602)	31,694	(24,459)	—	(248)	6,987	743	32,437
At 31 Dec 2016		666,639	(209,086)	457,553	(239,780)	(150,403)	(40,651)	26,719	36,937	494,490

Financial liabilities
Derivatives (Note 14)	1	321,932	(110,425)	211,507	(156,072)	(14,342)	(28,666)	12,427	5,314	216,821
Repos, stock lending and similar agreements classified as:	2
– trading liabilities		10,555	—	10,555	(430)	(9,615)	—	510	63	10,618
– non-trading liabilities		187,268	(105,776)	81,492	(7,165)	(74,048)	(240)	39	48,510	130,002
Customer accounts	4	42,533	(10,424)	32,109	(26,390)	—	(188)	5,531	158	32,267
At 31 Dec 2017		562,288	(226,625)	335,663	(190,057)	(98,005)	(29,094)	18,507	54,045	389,708

Derivatives (Note 14)	1	378,571	(106,555)	272,016	(210,035)	(15,512)	(33,754)	12,715	7,803	279,819
Repos, stock lending and similar agreements classified as:	2
– trading liabilities		5,034	—	5,034	(475)	(4,515)	—	44	37	5,071
– non-trading liabilities		148,443	(87,929)	60,514	(6,202)	(54,126)	(146)	40	28,444	88,958
Customer accounts	4	45,422	(14,602)	30,820	(24,459)	—	(248)	6,113	228	31,048
At 31 Dec 2016		577,470	(209,086)	368,384	(241,171)	(74,153)	(34,148)	18,912	36,512	404,896

1
At 31 December 2017, the amount of cash margin received that had been offset against the gross derivatives assets was $6,324m (2016: $3,720m). The amount of cash margin paid that had been offset against the gross derivatives liabilities was $5,196m (2016: $5,862m).

2
For the amount of repos, reverse repos, stock lending, stock borrowing and similar agreements recognised on the balance sheet within ‘Trading assets’ $17,120m (2016: $10,207m) and ‘Trading liabilities’ $10,618m (2016: $5,071m), see the ‘Funding sources and uses’ table on page 147.

3	At 31 December 2017, the total amount of ‘Loans and advances to customers’ was $962,964m (2016: $861,504m) of which $31,667m (2016: $31,694m) was subject to offsetting.

4	At 31 December 2017, the total amount of ‘Customer accounts’ was $1,364,462m (2016: $1,272,386m) of which $32,109m (2016: $30,820m) was subject to offsetting.

5	These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.